SHARE-BASED PAYMENTS - Share Option Plan (Details) shares in Thousands													12 Months Ended
	Dec. 08, 2017 shares	Nov. 14, 2017 shares	Oct. 11, 2017 shares	Aug. 14, 2017 shares	May 16, 2017 shares	Mar. 07, 2017 shares	Nov. 15, 2016 shares	Oct. 03, 2016 shares	Aug. 16, 2016 shares	Jul. 04, 2016 shares	Mar. 30, 2016 shares	Mar. 08, 2016 shares	Dec. 31, 2017 CAD shares	Dec. 31, 2016 CAD shares
Share-based Payment Arrangements [Abstract]
Options outstanding, beginning balance | shares													14,310	10,006
Granted (in shares) | shares	77	784	40	868	64	1,697	1,240	62	1,268	88	227	2,613	3,530	5,498
Exercised (in shares) | shares													(1,405)	(577)
Forfeited (in shares) | shares													(502)	(509)
Expired (in shares) | shares													(256)	(108)
Options outstanding, ending balance | shares													15,677	14,310
Weighted average exercise price, outstanding, beginning balance | CAD													CAD 39.68	CAD 40.98
Weighted average exercise price, granted | CAD													43.28	36.41
Weighted average exercise price, exercised | CAD													33.03	28.20
Weighted average exercise price, forfeited | CAD													40.58	41.25
Weighted average exercise price, expired | CAD													47.15	46.83
Weighted average exercise price, outstanding, ending balance | CAD													CAD 40.94	CAD 39.68